Capital Stock (Schedule Of Common Shares Issued And Outstanding) (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Capital Stock [Abstract]
Common shares issued and outstanding, Beginning balance (in shares)			81,563,498
Exercises of compensation options (in shares)		225,000		225,000
Compensation options exercised, shares			450,000	32,500
Common shares issued and outstanding, Ending balance (in shares)			82,275,217	81,563,498
Warrants exercised	115,217